Stock Options (Details 1) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Options
Balance outstanding		5,003,000	4,800,000	3,320,875
Expired		(550,000)	(1,415,000)
Exercised		(110,000)	(430,000)	(545,875)
Granted		1,610,000	2,048,000	2,025,000
Balance outstanding	5,953,000	5,953,000	5,003,000	4,800,000
Balance, Exercisable	4,397,341	4,397,341	3,961,000
Weighted Average Exercise Price
Balance outstanding		$ 0.89	$ 0.71	$ 0.15
Expired		0.09	0.66
Exercise Price		0.10	0.15	0.17
Granted	$ 0.47	0.54	1.00	1.49
Balance outstanding	0.88	0.88	0.89	$ 0.71
Balance, Exercisable	$ 0.94	$ 0.94	$ 0.90
Aggregate Intrinsic Value, Exercisable	$ 90,910	$ 90,910	$ 752,300
Aggregate Intrinsic Value, Outstanding	$ 94,510	$ 94,510	$ 791,800
Weighted Average Remaining Contractual Term, Exercisable		3 years 5 months 15 days	3 years 10 days
Weighted Average Remaining Contractual Term, Outstanding		3 years 8 months 8 days	3 years 4 months 2 days